Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following information is intended to show the relationship between the executive compensation actually paid by our Company and our financial performance.

Year	Summary Compensation Table Total for PEO-1[1] ($)	Summary Compensation Table Total for PEO-2[1] ($)	Compensation Actually Paid to PEO-1[2] ($)	Compensation Actually Paid to PEO-2[2] ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers[2,3] ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers[2,3] ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (in 000s) ($)[6]	Operating EPS ($)[6]
							Total Shareholder Return ($)[4]	Peer Group Total Shareholder Return ($)[4,5]
2023	7,206,071	6,860,896	5,959,091	6,043,409	2,860,823	2,177,294	170	176	970,755	10.65
2022	8,905,419	8,871,217	19,165,333	19,247,538	3,081,295	6,745,194	167	168	894,386	9.71
2021	8,353,754	8,323,666	6,084,819	6,060,050	2,906,877	2,237,094	129	152	1,031,114	9.63
2020	9,158,910	8,443,364	2,393,755	2,405,315	3,315,803	1,441,879	130	112	731,773	6.88
2019	8,342,279	8,337,263	23,790,020	23,757,342	3,119,663	6,932,031	142	123	760,790	6.75

Named Executive Officers, Footnote	Amounts shown are reported in the Summary Compensation Table (SCT) for the Principal Executive Officers (PEOs), Frank M. Svoboda (PEO-1) and J. Matthew Darden (PEO-2). Effective January 1, 2023, Messrs. Svoboda and Darden succeeded Gary L. Coleman and Larry M. Hutchinson as the Company's Co-CEOs and were designated as the PEOs for 2023. Messrs. Coleman and Hutchison were designated as PEO-1 and PEO-2 for the years 2019 through 2022. Amounts shown represent the total average reported in the Summary Compensation Table for the Non-PEO NEOs. The Company’s Non-PEO NEOs for 2023 were Thomas P. Kalmbach, R. Brian Mitchell, Robert E. Hensley, and Michael C. Majors. For 2021 and 2022, the Non-PEO NEOs were Messrs. Svoboda, Darden, Majors and Steven K. Greer. Finally, the Non-PEO NEOs for 2019 and 2020 were Messrs. Svoboda, Darden, Greer, and W. Michael Pressley.
Peer Group Issuers, Footnote	The Company’s peer group consists of the Standard & Poor’s (S&P) Life and Health Insurance Index and is set forth in Part II, Item 5 of the Form 10-K for the fiscal year ended December 31, 2023.[6] As a result of the adoption of ASU 2018-12, Financial Services - Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, net income and operating EPS for 2021 and 2022 have been retrospectively adjusted as of January 1, 2021. The Company implemented the standard on January 1, 2023. Refer to the 2023 Form 10-K for additional information.
Adjustment To PEO Compensation, Footnote	Amounts shown represent compensation actually paid (CAP) and include adjustments for changes in the fair value of performance share awards, stock option awards and restricted stock unit awards, as well as adjustments for the aggregate change in the actuarial present value of accumulated benefits and actuarially-determined service costs for services rendered under all defined benefit and actuarial pension plans reported in the SCT for Messrs. Svoboda (PEO-1) and Darden (PEO-2) for 2023; for Messrs. Coleman (PEO-1) and Hutchinson (PEO-2) for 2019 to 2022; and for the average of the Non-PEO Named Executive Officers (NEOs): Thomas P. Kalmbach, R. Brian Mitchell, Robert E. Hensley, and Michael C. Majors for 2023; Messrs. Svoboda, Darden, Majors, and Steven K. Greer for 2021 and 2022; and Messrs. Svoboda, Darden, Greer, and W. Michael Pressley for 2019 and 2020. To calculate CAP, the following amounts were deducted or added to the SCT Total:

PEO-1
Year	SCT Total	Equity Award-related Additions (Deductions) to CAP			Pension-related Additions (Deductions) to CAP		CAP
		Adjustment for the Fair Value of Equity Awards as of Year-End	Adjustment for the Change in the Fair Value of the Prior Years' Awards, Unvested as of Year-End	Adjustment for the Change in the Fair Value of the Prior Years' Awards that Vested during the Year	Adjustment for the Aggregate Change in the Present Value of the Accumulated Benefit under the Pension Plans	Adjustment for the Service Cost
2023	7,206,071	504	(487,847)	(216,287)	(733,218)	189,868	5,959,091
2022	8,905,419	3,119,560	6,499,470	692,092	—	(51,208)	19,165,333
2021	8,353,754	(321,200)	(1,700,782)	(309,130)	—	62,177	6,084,819
2020	9,158,910	(154,340)	(4,084,180)	(654,480)	(1,939,280)	67,125	2,393,755
2019	8,342,279	3,086,150	11,905,345	1,110,430	(717,872)	63,688	23,790,020

PEO-2
Year	SCT Total	Equity Award-related Additions (Deductions) to CAP			Pension-related Additions (Deductions) to CAP		CAP
		Adjustment for the Fair Value of Equity Awards as of Year-End	Adjustment for the Change in the Fair Value of the Prior Years' Awards, Unvested as of Year-End	Adjustment for the Change in the Fair Value of the Prior Years' Awards that Vested during the Year	Adjustment for the Aggregate Change in the Present Value of the Accumulated Benefit under the Pension Plans	Adjustment for the Service Cost
2023	6,860,896	504	(433,019)	(153,923)	(399,676)	168,627	6,043,409
2022	8,871,217	3,119,560	6,499,470	692,092	—	65,199	19,247,538
2021	8,323,666	(321,200)	(1,700,782)	(309,130)	—	67,496	6,060,050
2020	8,443,364	(154,340)	(4,084,180)	(654,480)	(1,210,731)	65,682	2,405,315
2019	8,337,263	3,086,150	11,905,345	1,110,430	(745,486)	63,640	23,757,342

Non-PEO NEO Average Total Compensation Amount	$ 2,860,823	$ 3,081,295	$ 2,906,877	$ 3,315,803	$ 3,119,663
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,177,294	6,745,194	2,237,094	1,441,879	6,932,031
Adjustment to Non-PEO NEO Compensation Footnote	Amounts shown represent compensation actually paid (CAP) and include adjustments for changes in the fair value of performance share awards, stock option awards and restricted stock unit awards, as well as adjustments for the aggregate change in the actuarial present value of accumulated benefits and actuarially-determined service costs for services rendered under all defined benefit and actuarial pension plans reported in the SCT for Messrs. Svoboda (PEO-1) and Darden (PEO-2) for 2023; for Messrs. Coleman (PEO-1) and Hutchinson (PEO-2) for 2019 to 2022; and for the average of the Non-PEO Named Executive Officers (NEOs): Thomas P. Kalmbach, R. Brian Mitchell, Robert E. Hensley, and Michael C. Majors for 2023; Messrs. Svoboda, Darden, Majors, and Steven K. Greer for 2021 and 2022; and Messrs. Svoboda, Darden, Greer, and W. Michael Pressley for 2019 and 2020. To calculate CAP, the following amounts were deducted or added to the SCT Total:

Average Non-PEO NEOs
Year	SCT Total	Equity Award-related Additions (Deductions) to CAP			Pension-related Additions (Deductions) to CAP		CAP
		Adjustment for the Fair Value of Equity Awards as of Year-End	Adjustment for the Change in the Fair Value of the Prior Years' Awards, Unvested as of Year-End	Adjustment for the Change in the Fair Value of the Prior Years' Awards that Vested during the Year	Adjustment for the Aggregate Change in the Present Value of the Accumulated Benefit under the Pension Plans	Adjustment for the Service Cost
2023	2,860,823	889	(241,319)	(90,722)	(445,400)	93,023	2,177,294
2022	3,081,295	1,102,060	2,083,150	242,997	—	235,692	6,745,194
2021	2,906,877	(98,330)	(420,168)	(103,374)	(289,742)	241,831	2,237,094
2020	3,315,803	(45,053)	(1,106,602)	(192,601)	(737,316)	207,648	1,441,879
2019	3,119,663	949,864	2,946,444	448,501	(693,092)	160,651	6,932,031

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Book Value Per Share, excluding AOCI*
Total Premium
Net Operating Income ROE

*For purposes of determining the total performance shares awarded for a given year, the figure is adjusted to include accumulated dividends per share paid over the performance period.

Total Shareholder Return Amount	$ 170	167	129	130	142
Peer Group Total Shareholder Return Amount	176	168	152	112	123
Net Income (Loss)	$ 970,755	$ 894,386	$ 1,031,114	$ 731,773	$ 760,790
Company Selected Measure Amount | $ / shares	10.65	9.71	9.63	6.88	6.75
Additional 402(v) Disclosure	Calculated based on $100 invested as of market close on December 31, 2018, including the reinvestment of dividends, for each fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	Book Value Per Share, excluding AOCI*
Measure:: 2
Pay vs Performance Disclosure
Name	Total Premium
Measure:: 3
Pay vs Performance Disclosure
Name	Net Operating Income ROE
Svoboda [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,206,071
PEO Actually Paid Compensation Amount	$ 5,959,091
PEO Name	Frank M. Svoboda
Darden [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,860,896
PEO Actually Paid Compensation Amount	$ 6,043,409
PEO Name	J. Matthew Darden
Coleman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 8,905,419	$ 8,353,754	$ 9,158,910	$ 8,342,279
PEO Actually Paid Compensation Amount		$ 19,165,333	$ 6,084,819	$ 2,393,755	$ 23,790,020
PEO Name		Gary L. Coleman	Gary L. Coleman	Gary L. Coleman	Gary L. Coleman
Hutchinson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 8,871,217	$ 8,323,666	$ 8,443,364	$ 8,337,263
PEO Actually Paid Compensation Amount		$ 19,247,538	$ 6,060,050	$ 2,405,315	$ 23,757,342
PEO Name		Larry M. Hutchinson	Larry M. Hutchinson	Larry M. Hutchinson	Larry M. Hutchinson
PEO | Svoboda [Member] | Equity Awards as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 504
PEO | Svoboda [Member] | Adjustment, Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(487,847)
PEO | Svoboda [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(216,287)
PEO | Svoboda [Member] | Adjustment, Present Value of the Accumulated Benefit under the Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(733,218)
PEO | Svoboda [Member] | Adjustment, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	189,868
PEO | Darden [Member] | Equity Awards as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	504
PEO | Darden [Member] | Adjustment, Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(433,019)
PEO | Darden [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(153,923)
PEO | Darden [Member] | Adjustment, Present Value of the Accumulated Benefit under the Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(399,676)
PEO | Darden [Member] | Adjustment, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	168,627
PEO | Coleman [Member] | Equity Awards as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 3,119,560	$ (321,200)	$ (154,340)	$ 3,086,150
PEO | Coleman [Member] | Adjustment, Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,499,470	(1,700,782)	(4,084,180)	11,905,345
PEO | Coleman [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		692,092	(309,130)	(654,480)	1,110,430
PEO | Coleman [Member] | Adjustment, Present Value of the Accumulated Benefit under the Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	(1,939,280)	(717,872)
PEO | Coleman [Member] | Adjustment, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(51,208)	62,177	67,125	63,688
PEO | Hutchinson [Member] | Equity Awards as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,119,560	(321,200)	(154,340)	3,086,150
PEO | Hutchinson [Member] | Adjustment, Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,499,470	(1,700,782)	(4,084,180)	11,905,345
PEO | Hutchinson [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		692,092	(309,130)	(654,480)	1,110,430
PEO | Hutchinson [Member] | Adjustment, Present Value of the Accumulated Benefit under the Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	(1,210,731)	(745,486)
PEO | Hutchinson [Member] | Adjustment, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		65,199	67,496	65,682	63,640
Non-PEO NEO | Equity Awards as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	889	1,102,060	(98,330)	(45,053)	949,864
Non-PEO NEO | Adjustment, Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(241,319)	2,083,150	(420,168)	(1,106,602)	2,946,444
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(90,722)	242,997	(103,374)	(192,601)	448,501
Non-PEO NEO | Adjustment, Present Value of the Accumulated Benefit under the Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(445,400)	0	(289,742)	(737,316)	(693,092)
Non-PEO NEO | Adjustment, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 93,023	$ 235,692	$ 241,831	$ 207,648	$ 160,651